SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Stock option-based compensation expense	$ 1,708	$ 671	$ 3,357
General And Administrative Expenses [member]
Statement [Line Items]
Stock option-based compensation expense	1,449	301	2,126
Research And Development Expenses [member]
Statement [Line Items]
Stock option-based compensation expense	$ 259	$ 370	$ 1,231